15. Non-financial assets and liabilities (Details 3) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Nonfinancial Assets And Liabilities Details 3Abstract
Cost of interest	$ 22,258	$ 33,883
Cost of service for the current year	9,565	10,275
Past service cost	(3,624)	5,336
Expense recognized during the year	$ 28,199	$ 49,494